Other Stock-Related Information (Stock Option Activity) (Details) - Dec. 31, 2014 - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	Total
Shares [Abstract]
Closing Balance	517,182
Exercisable at December 31, 2014	292,701
Options expected to vest	189,186
Weighted Average Exercise Price [Abstract]
Opening balance	$ 20.02
Granted	26.11
Exercised	14.42
Forfeited	21.89
Expired	32.4
Closing balance	20.92
Exercisable at December 31, 2014	19.44
Options expected to vest	$ 22.97
Weighted average exercise remaining contractual term (in years)
Outstanding at December 31, 2014	06 years 04 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	04 years 10 months
Options expected to vest	08 years 04 months
Aggregate intrinsic value
Outstanding at December 31, 2014	$ 2,668
Exercisable at December 31, 2014	2,124
Share Based Compensation Arrangement By Share Based Payment Award Options Expected To Vest Outstanding Aggregate Intrinsic Value	$ 496
Stock Option [Member]
Shares [Abstract]
Opening Balance	473,611
Granted	82,142
Exercised	(30,433)
Forfeited	(7,414)
Expired	(16,620)
Closing Balance	501,286